Capital stock - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Aug. 06, 2019 TWD ($) shares	Mar. 07, 2019 TWD ($) shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 TWD ($)
Disclosure of classes of share capital [line items]
Ordinary shares par value | $ / shares			$ 10
Number of shares outstanding			727,240,000	727,240,000
Authorised capital | $			$ 9,700,000
Number of shares authorized			970,000,000	970,000,000
Paid in capital			$ 7,272,401	$ 262,163	$ 7,272,401
Approval for number of treasury stock cancelled	25,570,000	25,570,000
Cancellation of treasury stock | $	$ 962,503	$ 962,503
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			91,725,000	91,725,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each unit of ADS			20
Number of shares outstanding			4,586,252	4,586,252